Segment Reporting	6 Months Ended
Jun. 30, 2022
Disclosure of Segment Reporting [Abstract]
SEGMENT REPORTING

18. Segment Reporting

The Group’s chief operating decision maker (“CODM”) is the Executive Committee, which periodically reviews financial information at the business line level. Thus, each of the business lines in which the Group operates are considered operating segments.

The Group has aggregated operating segments into the following reporting segments for the purposes of its interim condensed consolidated financial statements:

1.	Specialty Long tail (comprising business lines with underwriting risks assumed in form of liability insurance and of a long-term nature with respect to related claims).

2.	Specialty Short tail (comprising business lines with underwriting risks assumed in the form of property and specialty line insurance and of a short-term nature with respect to related claims).

3.	Reinsurance which covers the inward reinsurance treaty and is a single operating segment.

The Group is of the view that the quantitative and qualitative aspects of the aggregated operating segments are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) nature of products, (ii) similarities of customer base, products, underwriting processes and outward reinsurance processes, (iii) regulatory environments and (iv) distribution methods.

Segment performance is evaluated based on net underwriting results and is measured consistently with the overall net underwriting results in the interim condensed consolidated financial statements.

The Group also has general and administrative expenses, net investment income, gain/loss on foreign exchange, other expenses/revenues, change in fair value of derivative financial liability and tax expense. These financial items are presented under “Corporate and Other” in the tables below as the Group does not allocate them to individual reporting segments.

a)	Segment disclosure for the Group’s consolidated operations is as follows:

	For the period ended 30 June 2022
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Underwriting revenues
Gross written premiums	103,376	180,709	20,347	304,432	-	304,432
Reinsurer’s share of insurance premiums	(28,117)	(69,294)	-	(97,411)	-	(97,411)
Net written premiums	75,259	111,415	20,347	207,021	-	207,021
Net change in unearned premiums	6,256	(24,354)	(5,900)	(23,998)	-	(23,998)
Net premiums earned	81,515	87,061	14,447	183,023	-	183,023

Underwriting deductions
Net policy acquisition expenses	(16,889)	(14,698)	(2,712)	(34,299)	-	(34,299)
Net claims and claim adjustment expenses	(27,406)	(31,143)	(8,446)	(66,995)	-	(66,995)
Net underwriting results	37,220	41,220	3,289	81,729	-	81,729

General and administrative expenses	-	-	-	-	(33,338)	(33,338)
Net investment income	-	-	-	-	4,155	4,155
Share of profit from associates	-	-	-	-	(24)	(24)
Impairment loss on insurance receivables	-	-	-	-	(2,071)	(2,071)
Other revenues	-	-	-	-	1,150	1,150
Other expenses	-	-	-	-	(1,258)	(1,258)
Change in fair value of derivative financial liability	-	-	-	-	3,619	3,619
Loss on foreign exchange	-	-	-	-	(12,700)	(12,700)
Profit (loss) before tax	37,220	41,220	3,289	81,729	(40,467)	41,262
Income tax	-	-	-	-	5	5
Profit (loss) for the period	37,220	41,220	3,289	81,729	(40,462)	41,267

	For the period ended 30 June 2021
	Specialty Long tail	Specialty Short tail	Reinsurance	Sub Total	Corporate and Other	Total
	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000	USD ’000

Underwriting revenues
Gross written premiums	101,286	150,930	14,556	266,772	-	266,772
Reinsurer’s share of insurance premiums	(26,847)	(53,231)	-	(80,078)	-	(80,078)
Net written premiums	74,439	97,699	14,556	186,694	-	186,694
Net change in unearned premiums	8,325	(23,932)	(3,270)	(18,877)	-	(18,877)
Net premiums earned	82,764	73,767	11,286	167,817	-	167,817

Underwriting deductions
Net policy acquisition expenses	(13,994)	(13,603)	(1,792)	(29,389)	-	(29,389)
Net claims and claim adjustment expenses	(46,176)	(36,741)	(6,949)	(89,866)	-	(89,866)
Net underwriting results	22,594	23,423	2,545	48,562	-	48,562

General and administrative expenses	-	-	-	-	(29,284)	(29,284)
Net investment income	-	-	-	-	9,330	9,330
Share of loss from associates	-	-	-	-	258	258
Impairment loss on insurance receivables	-	-	-	-	(1,121)	(1,121)
Other revenues	-	-	-	-	1,021	1,021
Other expenses	-	-	-	-	(1,438)	(1,438)
Change in fair value of derivative financial liability	-	-	-	-	(3,795)	(3,795)
Loss on foreign exchange	-	-	-	-	(3,175)	(3,175)
Profit (loss) before tax	22,594	23,423	2,545	48,562	(28,204)	20,358
Income tax	-	-	-	-	(1,932)	(1,932)
Profit (loss) for the period	22,594	23,423	2,545	48,562	(30,136)	18,426

b)	Non–current operating assets information by geography as at 30 June 2022 and 31 December 2021 are as follows:

	30 June 2022	31 December 2021
	USD ’000	USD ’000

Middle East	30,704	32,165
North Africa	254	301
UK	2,636	2,968
Asia	9	31
Europe	18	23
North America	117	-
	33,738	35,488

Non-current assets for this purpose consist of property, plant and equipment, right-of-use assets, investment properties and intangible assets.